REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Reportable Segments [Abstract]
Disclosure of operating segments [text block]
Below, please find summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from external customers	2,451,363	114,122	2,633,773	39,083	-	5,238,341	-	5,238,341
Revenues from transactions with other operating segments	43,829	970,384	6,297	35,659	-	1,056,169	(1,056,169)	-

Finance income	-	-	-	-	19,640	19,640	-	19,640
Finance costs	-	-	-	-	(287,958)	(287,958)	-	(287,958)
Net finance costs	-	-	-	-	(268,318)	(268,318)	-	(268,318)

Depreciation and amortizations	246,382	22,011	142,504	3,568	7,086	421,551	-	421,551
Sum of significant income accounts	581	91,089	1,304	-	-	92,974	-	92,974
Sum of significant expense accounts	-	138,139	3,333	-	-	141,472	-	141,472

Profit (loss) of each reportable segment	589,934	(210,566)	225,317	6,668	(341,001)	270,352	-	270,352

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	-	-	-	4,855	4,855	-	4,855
Joint ventures	-	-	10,378	-	1,784	12,162	-	12,162

Income tax expense	-	-	-	-	30,992	30,992	-	30,992

Geographical information on revenues
Revenue – Chilean entities	1,781,769	55,946	1,265,161	692	-	3,103,568	-	3,103,568
Revenue – Foreign entities	669,594	58,176	1,368,612	38,391	-	2,134,773	-	2,134,773
Total Ordinary Income	2,451,363	114,122	2,633,773	39,083	-	5,238,341	-	5,238,341

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	191,771	211,245	230,395	428	4,127	637,966	-	637,966
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	15,918	15,918	-	15,918

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,035,105	5,040,500	3,024,120	52,640	881,000	14,033,365	(38,765)	13,994,600
Segments assets (excluding deferred tax assets)	5,035,105	5,040,500	3,024,120	52,640	872,734	14,025,099	(38,765)	13,986,334
Deferred tax assets	-	-	-	-	8,266	8,266	-	8,266

Investments accounted through equity method
Associates	-	48,921	-	-	110,046	158,967	-	158,967
Joint Ventures	-	-	189,568	-	20,237	209,805	-	209,805
Segment liabilities	325,598	184,721	489,022	16,100	5,862,266	6,877,707	-	6,877,707
Segment liabilities (excluding deferred tax liabilities)	325,598	184,721	489,022	16,100	4,376,902	5,392,343	-	5,392,343
Deferred tax liabilities	-	-	-	-	1,485,364	1,485,364	-	1,485,364

Geographical information on non-current assets
Chile	2,537,947	3,221,911	666,234	22,220	187,639	6,635,951	(4,635)	6,631,316
Foreign countries	1,700,240	1,648,557	1,191,895	21,571	30,658	4,592,921	-	4,592,921
Non-current assets, Total	4,238,187	4,870,468	1,858,129	43,791	218,297	11,228,872	(4,635)	11,224,237

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2016	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from external customers	2,146,079	96,488	2,494,750	24,068	-	4,761,385	-	4,761,385
Revenues from transactions with other reportable segments	41,586	1,105,220	6,938	34,085	-	1,187,829	(1,187,829)	-

Finance income	-	-	-	-	29,701	29,701	-	29,701
Finance costs	-	-	-	-	(258,467)	(258,467)	-	(258,467)
Net finance costs	-	-	-	-	(228,766)	(228,766)	-	(228,766)

Depreciation and amortizations	240,699	19,996	139,844	2,529	6,319	409,387	-	409,387
Sum of significant income accounts	212	227,776	269	-	-	228,257	-	228,257
Sum of significant expense accounts	-	15,193	12,565	-	-	27,758	-	27,758

Profit (loss) of each reportable segment	308,536	98,955	165,887	(2,559)	(353,242)	217,577	-	217,577

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	-	-	-	16,348	16,348	-	16,348
Joint ventures	-	-	5,475	-	2,116	7,591	-	7,591

Income tax expense	-	-	-	-	(45,647)	(45,647)	-	(45,647)

Geographical information on revenues
Revenue – Chilean entities	1,521,453	52,161	1,275,937	885	-	2,850,436	-	2,850,436
Revenue – Foreign entities	624,626	44,327	1,218,813	23,183	-	1,910,949	-	1,910,949
Total Ordinary Income	2,146,079	96,488	2,494,750	24,068	-	4,761,385	-	4,761,385

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2016	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	205,205	182,743	118,408	1,479	3,883	511,718	-	511,718

Acquisition and contribution of investments in associates and joint venture	-	-	153,135	-	-	153,135	-	153,135

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2016	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,077,300	5,492,364	2,515,092	30,970	932,059	14,047,785	(41,604)	14,006,181
Segments assets (excluding deferred tax assets)	5,077,300	5,492,364	2,515,092	30,970	925,962	14,041,688	(41,604)	14,000,084
Deferred tax assets	-	-	-	-	6,097	6,097	-	6,097

Investments accounted through equity method
Associates	-	160,490	-	-	105,285	265,775	-	265,775
Joint Ventures	-	-	161,703	-	19,070	180,773	-	180,773
Segment liabilities	277,474	161,091	311,667	11,836	6,244,830	7,006,898	-	7,006,898
Segment liabilities (excluding deferred tax liabilities)	277,474	161,091	311,667	11,836	4,613,765	5,375,833	-	5,375,833
Deferred tax liabilities	-	-	-	-	1,631,065	1,631,065	-	1,631,065

Geographical information on non-current assets
Chile	2,572,702	3,509,727	721,418	27	135,808	6,939,682	(3,575)	6,936,107
Foreign countries	1,740,559	1,525,190	1,016,633	23,040	42,292	4,347,714	-	4,347,714
Non-current assets, Total	4,313,261	5,034,917	1,738,051	23,067	178,100	11,287,396	(3,575)	11,283,821

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2015	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from external customers	2,363,973	116,368	2,633,211	33,188	-	5,146,740	-	5,146,740
Revenues from transactions with other reportable segments	43,414	491,703	10,673	32,543	-	578,333	(578,333)	-

Finance income	-	-	-	-	50,284	50,284	-	50,284
Finance costs	-	-	-	-	(262,962)	(262,962)	-	(262,962)
Net finance costs	-	-	-	-	(212,678)	(212,678)	-	(212,678)

Depreciation and amortizations	231,916	18,211	139,446	3,913	6,659	400,145	-	400,145
Sum of significant income accounts	31	220,907	4,823	-	-	225,761	-	225,761
Sum of significant expense accounts	585	35,610	3,383	35	-	39,613	-	39,613

Profit (loss) of each reportable segment	455,190	137,829	264,473	1,815	(491,596)	367,711	-	367,711

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	-	-	-	5,572	5,572	-	5,572
Joint ventures	-	-	(470)	-	1,646	1,176	-	1,176

Income tax expense	-	-	-	-	(129,694)	(129,694)	-	(129,694)

Geographical information on revenues
Revenue – Chilean entities	1,680,804	68,986	1,323,886	597	-	3,074,273	-	3,074,273
Revenue – Foreign entities	683,169	47,382	1,309,325	32,591	-	2,072,467	-	2,072,467
Total Ordinary Income	2,363,973	116,368	2,633,211	33,188	-	5,146,740	-	5,146,740

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2015	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	199,094	155,872	94,191	1,754	7,001	457,912	-	457,912
Acquisition and contribution of investments in associates and joint venture	-	814	-	-	-	814	-	814

	Pulp	Forestry	Wood products	Others	Corporate	Sub Total	Elimination	Total
Year ended December 31, 2015	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,172,095	5,471,322	2,374,134	31,679	669,703	13,718,933	(48,542)	13,670,391
Segments assets (excluding deferred tax assets)	5,172,095	5,471,322	2,374,134	31,679	665,968	13,715,198	(48,542)	13,666,656
Deferred tax assets	-	-	-	-	3,735	3,735	-	3,735

Investments accounted through equity method
Associates	-	121,359	-	-	119,781	241,140	-	241,140
Joint Ventures	-	-	3,573	-	20,099	23,672	-	23,672
Segment liabilities	318,880	147,432	269,963	11,526	6,276,145	7,023,946	-	7,023,946
Segment liabilities (excluding deferred tax liabilities)	318,880	147,432	269,963	11,526	4,657,133	5,404,934	-	5,404,934
Deferred tax liabilities	-	-	-	-	1,619,012	1,619,012	-	1,619,012

Geographical information on non-current assets
Chile	2,565,307	3,536,372	758,936	30	128,185	6,988,830	(2,955)	6,985,875
Foreign countries	1,782,286	1,313,685	735,924	23,406	142,803	3,998,104	-	3,998,104
Non-current assets, Total	4,347,593	4,850,057	1,494,860	23,436	270,988	10,986,934	(2,955)	10,983,979

Information required by geographic area:

	Geographical area
	Local country	Foreign country
2017	Chile	Argentina	Brazil	USA/Canada	Uruguay	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues at 12-31-2017	3,103,568	494,479	395,416	801,092	443,786	5,238,341
Non-current Assets at 12-31-2017 other than deferred tax	6,624,381	956,511	1,274,536	575,231	1,785,312	11,215,971

	Geographical area
	Local country	Foreign country
2016	Chile	Argentina	Brazil	USA/Canada	Uruguay	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues at 12-31-2016	2,850,436	414,084	350,352	801,821	344,692	4,761,385
Non-current Assets at 12-31-2016 other than deferred tax	6,931,755	960,596	1,186,538	397,924	1,800,911	11,277,724

	Geographical area
	Local country	Foreign country
2015	Chile	Argentina	Brazil	USA/Canada	Uruguay	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues at 12-31-2015	3,074,273	546,409	358,562	809,293	358,203	5,146,740
Non-current Assets at 12-31-2015 other than deferred tax	6,986,236	978,285	837,886	364,889	1,812,948	10,980,244